Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other operating income and expenses [Abstract]
Other operating income
The table below shows the detail of Other operating income and expenses for the years ended December 31, 2023, 2022 and 2021:

	For the year ended December 31,
Other operating income	2023	2022	2021

Grants	58,742	59,056	60,746
Insurance proceeds and other	35,731	21,726	13,925
Income from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	6,614	-	-
Total	101,087	80,782	74,670

Other operating expenses

	For the year ended December 31,
Other operating expenses	2023	2022	2021
Raw materials and consumables used	(35,380)	(19,639)	(70,690)
Leases and fees	(14,403)	(11,512)	(9,332)
Operation and maintenance	(130,442)	(140,382)	(154,007)
Independent professional services	(30,656)	(38,894)	(39,177)
Supplies	(37,822)	(59,336)	(40,790)
Insurance	(41,087)	(45,756)	(45,429)
Levies and duties	(15,031)	(19,764)	(29,949)
Other expenses	(25,187)	(15,965)	(24,957)
Construction costs from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	(6,614)	-	-
Total	(336,622)	(351,248)	(414,330)